Financial assets, liabilities and financial results (telecom activities) - Other gains or losses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interests on debts related to financed assets	€ (1)	€ (1)	€ (1)
Interests on lease liabilities	(120)	(120)	(129)
Effects resulting from BT stake			(119)
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of detailed information about financial instruments [line items]
Effects resulting from BT stake			(119)
Other gains and (losses), foreign exchange gains and (losses) on receivables, supplier payables and associated derivative hedges	€ 19	€ 16	€ 7